SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (CNY)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Intangible assets
Intangible assets with indefinite useful lives	0
Impairment of long-lived assets, excluding goodwill
Impairment of long-lived assets, excluding goodwill	0	0	0
Goodwill
Goodwill impairment loss	0	0	0
Minimum
Intangible assets
Estimated useful lives	3 years
Maximum
Intangible assets
Estimated useful lives	12 years